Note 22 - Income Taxes - Effective Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective income / (loss) tax at French statutory tax rate	€ (6)	€ 98	€ (1,480)
Income of foreign subsidiaries taxed at different tax rates	(124)	64	109
Effect of net operating loss carry-forwards and valuation allowances	(210)	(1,530)	115
Non-taxable debt fair value variation	235	1,026	1,207
Permanent differences	(392)	178	217
Effect of cancellation of intra-group positions	35	144
French business tax included in income tax (CVAE)	(161)	(161)	(152)
Other	265	(207)	(617)
Effective income (loss) tax	€ (358)	€ (388)	€ (602)